Expenses by nature (Details) - ARS ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Statement [Line Items]
Cost of sale of goods and services	$ 609,000,000	$ 1,639,000,000	$ 1,540,000,000
Salaries, social security costs and other personnel expenses	6,474,000,000	5,806,000,000	6,990,000,000
Depreciation and amortization	931,000,000	1,051,000,000	1,174,000,000
Fees and payments for services	1,432,000,000	1,066,000,000	1,405,000,000
Maintenance, security, cleaning, repairs and others	3,945,000,000	3,206,000,000	4,813,000,000
Advertising and other selling expenses	1,639,000,000	653,000,000	1,438,000,000
Taxes, rates and contributions	2,582,000,000	2,331,000,000	2,862,000,000
Director's fees	1,316,000,000	1,386,000,000	1,005,000,000
Leases and service charges	348,000,000	392,000,000	433,000,000
Allowance for doubtful accounts, net	(32,000,000)	318,000,000	761,000,000
Other expenses	386,000,000	306,000,000	529,000,000
Total cost and expense	19,630,000,000	18,154,000,000	22,950,000,000
General And Administrative Expenses [Member]
Statement [Line Items]
Cost of sale of goods and services	0	0	0
Salaries, social security costs and other personnel expenses	2,012,000,000	1,896,000,000	1,968,000,000
Depreciation and amortization	307,000,000	367,000,000	369,000,000
Fees and payments for services	675,000,000	374,000,000	928,000,000
Maintenance, security, cleaning, repairs and others	445,000,000	448,000,000	558,000,000
Advertising and other selling expenses	0	0	0
Taxes, rates and contributions	213,000,000	204,000,000	220,000,000
Director's fees	1,316,000,000	1,386,000,000	1,005,000,000
Leases and service charges	84,000,000	59,000,000	57,000,000
Allowance for doubtful accounts, net	0	0	0
Other expenses	225,000,000	214,000,000	308,000,000
Total cost and expense	5,277,000,000	4,948,000,000	5,413,000,000
Costs [Member]
Statement [Line Items]
Cost of sale of goods and services	609,000,000	1,639,000,000	1,540,000,000
Salaries, social security costs and other personnel expenses	4,311,000,000	3,671,000,000	4,692,000,000
Depreciation and amortization	620,000,000	675,000,000	800,000,000
Fees and payments for services	252,000,000	208,000,000	369,000,000
Maintenance, security, cleaning, repairs and others	3,497,000,000	2,754,000,000	4,247,000,000
Advertising and other selling expenses	1,327,000,000	587,000,000	1,269,000,000
Taxes, rates and contributions	1,092,000,000	837,000,000	1,112,000,000
Director's fees	0	0	0
Leases and service charges	257,000,000	310,000,000	328,000,000
Allowance for doubtful accounts, net	0	0	0
Other expenses	151,000,000	82,000,000	192,000,000
Total cost and expense	12,116,000,000	10,763,000,000	14,549,000,000
Selling Expenses [Member]
Statement [Line Items]
Cost of sale of goods and services	0	0	0
Salaries, social security costs and other personnel expenses	151,000,000	239,000,000	330,000,000
Depreciation and amortization	4,000,000	9,000,000	5,000,000
Fees and payments for services	505,000,000	484,000,000	108,000,000
Maintenance, security, cleaning, repairs and others	3,000,000	4,000,000	8,000,000
Advertising and other selling expenses	312,000,000	66,000,000	169,000,000
Taxes, rates and contributions	1,277,000,000	1,290,000,000	1,530,000,000
Director's fees	0	0	0
Leases and service charges	7,000,000	23,000,000	48,000,000
Allowance for doubtful accounts, net	(32,000,000)	318,000,000	761,000,000
Other expenses	10,000,000	10,000,000	29,000,000
Total cost and expense	$ 2,237,000,000	$ 2,443,000,000	$ 2,988,000,000